Acquisition of Evelyn Partners	6 Months Ended
Jun. 30, 2026
Acquisition of Evelyn Partners
Acquisition of Evelyn Partners

2. Acquisition of Evelyn Partners

Acquisition overview

On 30 June 2026, NatWest Group acquired 100% of the issued share capital of Evelyn Partners Group Limited (Evelyn Partners) for total consideration of £2.2 billion, determined by adjusting the enterprise value of £2.7 billion to reflect the cash, debt and working capital position of Evelyn Partners on acquisition date.

Evelyn Partners is a UK-based wealth management and professional services business providing investment management, financial planning and advisory services to retail, mass affluent and high-net-worth clients.

The acquisition accelerates NatWest Group’s strategy, increasing the proportion of earnings generated from capital-light, fee-based income streams.

The acquisition has been accounted for as a business combination using the acquisition method in accordance with IFRS 3 Business Combinations.

Consideration transferred

£m
Cash consideration	2,187
Share based payment awards attributable to pre-combination services	20
Total consideration transferred	2,207

2. Acquisition of Evelyn Partners continued

Provisional fair values of identifiable net assets acquired

The fair values assigned to the identifiable assets acquired and liabilities assumed at the acquisition date are provisional and may be adjusted during the measurement period of up to 12 months from the acquisition date as permitted by IFRS 3.

A summary of the provisional fair values recognised is set out below:

£m
Cash	172
Right of use assets	43
Property, plant and equipment	29
Identifiable intangible assets	1,260
Other assets	157
Borrowings	(674)
Deferred tax liabilities	(299)
Lease liabilities	(57)
Other liabilities	(147)
Net identifiable assets acquired	484
Goodwill recognised	1,723

The principal identifiable intangible assets recognised comprise:

●	customer relationships;
●	brand-related intangible assets; and
●	technology and software assets.

The goodwill recognised is principally attributable to:

●	expected revenue synergies from combining NatWest Group’s customer base with Evelyn Partners’ wealth management and advice capabilities;
●	the value of the assembled workforce and management expertise of the acquired business; and
●	future growth opportunities and strategic benefits that do not meet the criteria for separate recognition as identifiable intangible assets.

None of the goodwill recognised is expected to be deductible for tax purposes.

2. Acquisition of Evelyn Partners continued

Measurement period adjustments

The purchase price allocation remains subject to refinement as NatWest Group finalises the valuation of acquired intangible assets and certain provisions and tax balances.

The valuation of customer relationships and investment management contracts is sensitive to assumptions relating to:

●	expected future assets under management;
●	client retention;
●	fee margins;
●	discount rates; and
●	EBITDA margin.

Any adjustments identified during the measurement period will be recognised retrospectively in accordance with IFRS 3.

Transactions accounted for separately

On acquisition date, the following transactions have been accounted for separately to the acquisition:

●	external debt held by Evelyn Partners amounting to £674 million was repaid, resulting in an outflow of cash and reduction in borrowings by £674 million;
●	management loans held by previous investors in Evelyn Partners amounting to £11 million were settled, resulting in a cash inflow of £11 million.

Impact on the consolidated income statement

Evelyn Partners was acquired on 30 June 2026, therefore had no contribution to the income statement of NatWest Group as at 30 June 2026.

During the period, NatWest Group recognised £28 million of acquisition-related costs within Operating expenses.

Impact on the consolidated balance sheet

As at the 30 June 2026, the acquisition resulted in an increase in NatWest Group’s:

●	goodwill;
●	other intangible assets; and
●	other assets and liabilities associated with the acquired business.

Impact on the cash flow statement

£m
Cash consideration paid	2,187
Less: cash and cash equivalents acquired	172
Net cash outflow on acquisition	2,015

The net cash outflow on acquisition is presented within investing activities in the condensed consolidated cash flow statement.

2. Acquisition of Evelyn Partners continued

Illustrative pro-forma information

Had the acquisition occurred on 1 January 2026, management estimates that NatWest Group would have reported:

£m
Total income	9,139
Profit after tax	3,162

The pro-forma information is presented for illustrative purposes only and is not necessarily indicative of the results of operations that would have been achieved had the acquisition been completed on that date, nor is it intended to be a projection of future results.

In determining these amounts, management has assumed that the fair value adjustments that arose on acquisition as part of the purchase price allocation would have been the same and that the external debt would have still have been paid off immediately if the acquisition had occurred on 1 January 2026, resulting in an additional amortisation charge relating to the additional identifiable intangible assets recognised and a decrease in the interest expense recognised in relation to the external debt.